FORM 13F COVER PAGE


Report for Quarter Ended:  March 31, 2002
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              May 3, 2002
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     8148   357050 SH       SOLE                   357050
Allen Telecom Inc.             COM              018091108     4846   725500 SH       SOLE                   725500
America Service Group          COM              02364L109     1917   273125 SH       SOLE                   273125
Arrow Electronics Inc.         COM              042735100     1765    63100 SH       SOLE                    63100
Atlantis Plastics Inc.         COM              049156102     2115   604300 SH       SOLE                   604300
Caraustar Industries Inc.      COM              140909102     5522   528425 SH       SOLE                   528425
Cascade Corp.                  COM              147195101     7901   560375 SH       SOLE                   560375
Columbia Sportswear            COM              198516106     1121    33400 SH       SOLE                    33400
Flowserve Corp.                COM              34354P105     7850   245225 SH       SOLE                   245225
Gainsco Inc.                   COM              363127101      382  1414500 SH       SOLE                  1414500
IDEX Corp.                     COM              45167R104     2159    58350 SH       SOLE                    58350
Lubrizol Corp.                 COM              549271104     5149   148000 SH       SOLE                   148000
M & T Bank Corp.               COM              55261F104     2179    27110 SH       SOLE                    27110
Midway Games Inc.              COM              598148104     5677   421800 SH       SOLE                   421800
Newfield Exploration           COM              651290108     5822   157400 SH       SOLE                   157400
Newport Corp.                  COM              651824104     4552   190450 SH       SOLE                   190450
North Fork Bancorp             COM              659424105     2283    64200 SH       SOLE                    64200
OGE Energy Corp.               COM              670837103     3526   147100 SH       SOLE                   147100
Pier 1 Imports Inc.            COM              720279108     7669   372450 SH       SOLE                   372450
Polaris Industries Inc.        COM              731068102     3645    57225 SH       SOLE                    57225
Sport-Haley Inc.               COM              848925103     1868   402900 SH       SOLE                   402900
Tandy Crafts Inc.              COM              875386104        2    36200 SH       SOLE                    36200
Tractor Supply Co.             COM              892356106     3970    86300 SH       SOLE                    86300
Trinity Industries Inc.        COM              896522109     6232   256350 SH       SOLE                   256350
URS Corporation                COM              903236107     4255   134225 SH       SOLE                   134225
WMS Industries Inc.            COM              929297109     4674   246000 SH       SOLE                   246000
Washington Federal Inc.        COM              938824109     6214   259565 SH       SOLE                   259565